Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya VARIABLE PORTFOLIOS INC
Prospectus Date	rr_ProspectusDate	Mar. 11, 2015
Supplement [Text Block]	vvpi_SupplementTextBlock
VOYA VARIABLE PORTFOLIOS, INC.

Voya Global Value Advantage Portfolio

(“Portfolio”)

Supplement dated March 11, 2015

to the Portfolio’s Adviser Class (“Class ADV”), Class I, Class S, and
Service 2 Class (“Class S2”) shares Prospectus

dated May 1, 2014, as supplemented November 21, 2014,

Class ADV, Class I, Class S and Class S2 Summary Prospectus

dated November 21, 2014 and

Class T Prospectus and Class T Summary Prospectus

dated November 17, 2014

(each a “Prospectus” and collectively “Prospectuses”)

On September 12, 2014, in conjunction with the reorganization of Voya International Value Portfolio and Voya Global Resources Portfolio into the Portfolio, the Portfolio’s Board of Directors approved a change with respect to the Portfolio’s expense structure.

1.	Effective on or about March 6, 2015, the Portfolio’s Class ADV, Class I, Class S, and Class S2 Prospectuses were revised as follows:

a.	The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses [1]

Expenses you pay each year as a % of the value of your investment

Class		ADV	I2	S	S2[2]
Management Fee	%	0.46	0.46	0.46	0.46
Distribution and/or Shareholder Service (12b-1) Fees	%	0.50	None	0.25	0.50
Administrative Services Fee	%	0.10	0.10	0.10	0.10
Other Expenses	%	0.21	0.21	0.21	0.21
Total Annual Portfolio Operating Expenses	%	1.27	0.77	1.02	1.27
Waivers and Reimbursements[3]	%	(0.13)	(0.13)	(0.13)	(0.23)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.14	0.64	0.89	1.04

1.	The expense ratios have been adjusted to reflect current contractual rates.
2.	Based on Class ADV shares’ expenses adjusted for contractual differences.
3.	The adviser is contractually obligated to limit expenses to 1.34%, 0.84%, 1.09%, and 1.24% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2016. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.14%, 0.64%, 0.89%, and 1.04% for Class ADV, Class I, Class S, Class S2 shares, respectively through May 1, 2016. The obligation will renew if the adviser elects to renew it and is not eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. Last, the distributor is contractually obligated to waive 0.10% of the distribution fee for Class S2 shares through May 1, 2016. The distribution fee waiver will only continue if the distributor elects to renew it. Notwithstanding the foregoing, termination or modification of these obligations requires approval by the Portfolio’s board.

b.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Examples” are hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$116	390	684	1,522
I	$65	233	415	942
S	$91	312	551	1,236
S2	$106	380	675	1,514

2.	Effective on or about March 6, 2015, the Portfolio’s Class T shares Prospectuses were revised as follows:

a.	The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses [1]

Expenses you pay each year as a % of the value of your investment

Class		T2
Management Fee	%	0.46
Distribution and/or Shareholder Service (12b-1) Fees	%	0.75
Administrative Services Fee	%	0.10
Other Expenses	%	0.21
Total Annual Portfolio Operating Expenses	%	1.52
Waivers and Reimbursements[3]	%	(0.28)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.24

1.	The expense ratio has been adjusted to reflect current contractual rates.

2.	Based on Class ADV shares’ expenses adjusted for contractual differences.
3.	The adviser is contractually obligated to limit expenses to 1.44% for Class T shares through May 1, 2016. This limitation is subject to possible recoupment by the adviser within 36 months of waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.24% for Class T shares through May 1, 2016. The limitations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The distributor is contractually obligated to waive 0.15% of the distribution fee for Class T shares through May 1, 2016. Termination or modification of these obligations requires approval by the Portfolio’s board.

b.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” are hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	$126	453	802	1,789

Class ADV, I, S and S2 Shares | Voya Global Value Advantage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vvpi_SupplementTextBlock
VOYA VARIABLE PORTFOLIOS, INC.

Voya Global Value Advantage Portfolio

(“Portfolio”)

Supplement dated March 11, 2015

to the Portfolio’s Adviser Class (“Class ADV”), Class I, Class S, and
Service 2 Class (“Class S2”) shares Prospectus

dated May 1, 2014, as supplemented November 21, 2014,

Class ADV, Class I, Class S and Class S2 Summary Prospectus

dated November 21, 2014

(each a “Prospectus” and collectively “Prospectuses”)

On September 12, 2014, in conjunction with the reorganization of Voya International Value Portfolio and Voya Global Resources Portfolio into the Portfolio, the Portfolio’s Board of Directors approved a change with respect to the Portfolio’s expense structure.

1.	Effective on or about March 6, 2015, the Portfolio’s Class ADV, Class I, Class S, and Class S2 Prospectuses were revised as follows:

a.	The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses [1]

Expenses you pay each year as a % of the value of your investment

Class		ADV	I2	S	S2[2]
Management Fee	%	0.46	0.46	0.46	0.46
Distribution and/or Shareholder Service (12b-1) Fees	%	0.50	None	0.25	0.50
Administrative Services Fee	%	0.10	0.10	0.10	0.10
Other Expenses	%	0.21	0.21	0.21	0.21
Total Annual Portfolio Operating Expenses	%	1.27	0.77	1.02	1.27
Waivers and Reimbursements[3]	%	(0.13)	(0.13)	(0.13)	(0.23)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.14	0.64	0.89	1.04

1.	The expense ratios have been adjusted to reflect current contractual rates.
2.	Based on Class ADV shares’ expenses adjusted for contractual differences.
3.	The adviser is contractually obligated to limit expenses to 1.34%, 0.84%, 1.09%, and 1.24% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2016. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.14%, 0.64%, 0.89%, and 1.04% for Class ADV, Class I, Class S, Class S2 shares, respectively through May 1, 2016. The obligation will renew if the adviser elects to renew it and is not eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. Last, the distributor is contractually obligated to waive 0.10% of the distribution fee for Class S2 shares through May 1, 2016. The distribution fee waiver will only continue if the distributor elects to renew it. Notwithstanding the foregoing, termination or modification of these obligations requires approval by the Portfolio’s board.

b.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Examples” are hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$116	390	684	1,522
I	$65	233	415	942
S	$91	312	551	1,236
S2	$106	380	675	1,514

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratios have been adjusted to reflect current contractual rates.
Class ADV, I, S and S2 Shares | Voya Global Value Advantage Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.46%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.27%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.14%	[1]
1 Yr	rr_ExpenseExampleYear01	116
3 Yrs	rr_ExpenseExampleYear03	390
5 Yrs	rr_ExpenseExampleYear05	684
10 Yrs	rr_ExpenseExampleYear10	1,522
1 Yr	rr_ExpenseExampleNoRedemptionYear01	116
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	390
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	684
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,522
Class ADV, I, S and S2 Shares | Voya Global Value Advantage Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.46%	[1],[3]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1],[3]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1],[3]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.77%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.64%	[1],[3]
1 Yr	rr_ExpenseExampleYear01	65
3 Yrs	rr_ExpenseExampleYear03	233
5 Yrs	rr_ExpenseExampleYear05	415
10 Yrs	rr_ExpenseExampleYear10	942
1 Yr	rr_ExpenseExampleNoRedemptionYear01	65
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	233
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	415
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	942
Class ADV, I, S and S2 Shares | Voya Global Value Advantage Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.46%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.89%	[1]
1 Yr	rr_ExpenseExampleYear01	91
3 Yrs	rr_ExpenseExampleYear03	312
5 Yrs	rr_ExpenseExampleYear05	551
10 Yrs	rr_ExpenseExampleYear10	1,236
1 Yr	rr_ExpenseExampleNoRedemptionYear01	91
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	312
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	551
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,236
Class ADV, I, S and S2 Shares | Voya Global Value Advantage Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.46%	[1],[3]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1],[3]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1],[3]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.27%	[1],[3]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1],[2],[3]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.04%	[1],[3]
1 Yr	rr_ExpenseExampleYear01	106
3 Yrs	rr_ExpenseExampleYear03	380
5 Yrs	rr_ExpenseExampleYear05	675
10 Yrs	rr_ExpenseExampleYear10	1,514
1 Yr	rr_ExpenseExampleNoRedemptionYear01	106
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	380
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	675
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,514
Class T Shares | Voya Global Value Advantage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vvpi_SupplementTextBlock
VOYA VARIABLE PORTFOLIOS, INC.

Voya Global Value Advantage Portfolio

(“Portfolio”)

Supplement dated March 11, 2015

to the Portfolio’s Adviser Class (“Class ADV”), Class I, Class S, and
Service 2 Class (“Class S2”) shares Prospectus

dated May 1, 2014, as supplemented November 21, 2014,

Class T Prospectus and Class T Summary Prospectus

dated November 17, 2014

(each a “Prospectus” and collectively “Prospectuses”)

On September 12, 2014, in conjunction with the reorganization of Voya International Value Portfolio and Voya Global Resources Portfolio into the Portfolio, the Portfolio’s Board of Directors approved a change with respect to the Portfolio’s expense structure.

2.	Effective on or about March 6, 2015, the Portfolio’s Class T shares Prospectuses were revised as follows:

a.	The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses [1]

Expenses you pay each year as a % of the value of your investment

Class		T2
Management Fee	%	0.46
Distribution and/or Shareholder Service (12b-1) Fees	%	0.75
Administrative Services Fee	%	0.10
Other Expenses	%	0.21
Total Annual Portfolio Operating Expenses	%	1.52
Waivers and Reimbursements[3]	%	(0.28)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.24

1.	The expense ratio has been adjusted to reflect current contractual rates.

2.	Based on Class ADV shares’ expenses adjusted for contractual differences.
3.	The adviser is contractually obligated to limit expenses to 1.44% for Class T shares through May 1, 2016. This limitation is subject to possible recoupment by the adviser within 36 months of waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.24% for Class T shares through May 1, 2016. The limitations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The distributor is contractually obligated to waive 0.15% of the distribution fee for Class T shares through May 1, 2016. Termination or modification of these obligations requires approval by the Portfolio’s board.

b.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” are hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
T	$126	453	802	1,789

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2016
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
Class T Shares | Voya Global Value Advantage Portfolio | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.46%	[3],[4]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[3],[4]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[3],[4]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[3],[4]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.52%	[3],[4]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3],[4],[5]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.24%	[3],[4]
1 Yr	rr_ExpenseExampleYear01	126
3 Yrs	rr_ExpenseExampleYear03	453
5 Yrs	rr_ExpenseExampleYear05	802
10 Yrs	rr_ExpenseExampleYear10	1,789
1 Yr	rr_ExpenseExampleNoRedemptionYear01	126
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	453
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	802
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,789

[1]	The expense ratios have been adjusted to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 1.34%, 0.84%, 1.09%, and 1.24% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2016. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio's board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.14%, 0.64%, 0.89%, and 1.04% for Class ADV, Class I, Class S, Class S2 shares, respectively through May 1, 2016. The obligation will renew if the adviser elects to renew it and is not eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. Last, the distributor is contractually obligated to waive 0.10% of the distribution fee for Class S2 shares through May 1, 2016. The distribution fee waiver will only continue if the distributor elects to renew it. Notwithstanding the foregoing, termination or modification of these obligations requires approval by the Portfolio's board.
[3]	Based on Class ADV shares' expenses adjusted for contractual differences.
[4]	The expense ratio has been adjusted to reflect current contractual rates.
[5]	The adviser is contractually obligated to limit expenses to 1.44% for Class T shares through May 1, 2016. This limitation is subject to possible recoupment by the adviser within 36 months of waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.24% for Class T shares through May 1, 2016. The limitations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The distributor is contractually obligated to waive 0.15% of the distribution fee for Class T shares through May 1, 2016. Termination or modification of these obligations requires approval by the Portfolio's board.